Remittance Dates:
March 24, 2010 through April 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2009 through June 29, 2010
		Remittance Dates:	March 24, 2010 through April 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,676,768.82	$ 1,667,841.71
2	Small General Service	$0.00565	per kWh	$ 146,631.11	$ 146,314.26
3	General Service	$0.00256	per kWh	$ 626,968.82	$ 626,618.37
4	Large General Service	$0.00153	per kWh	$ 162,311.63	$ 162,284.52
5	Large Industrial Power Service	$0.11132	per kW	$ 75,761.50	$ 75,761.50
6	Interruptible Service	$0.01950	per kW	$ 2,224.99	$ 2,224.99
7	Economic As-Available Service	$0.00047	per kWh	$ 9,704.61	$ 9,704.61
8	Standby and Maintenance Service	$0.01489	per kW	$ 8,129.16	$ 8,129.16
9	Street and Outdoor Lighting	$0.01813	per kWh	$ 125,086.04	$ 123,113.56
10	Total			$ 2,833,586.68	$ 2,821,992.68

11	Results of Annual Reconciliation (if applicable):

The Servicer has calculated that a Remittance Excess in the amount of $14,919.63 was paid during the period January 22, 2009 through January 21, 2010 for billings rendered December 31, 2008 through December 30, 2009.  Pursuant to Section 6.11(c) of the Servicing Agreement, the Servicer shall decrease the amount of each Daily Remittance which the Servicer subsequently remits to the General Subaccount for application to the amount of such Remittance Excess until the balance of such Remittance Excess has been reduced to zero.

12	Reconciliation Period:	December 31, 2008 through December 30, 2009

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ 20,820,632.66	$ 20,805,167.86	$ -	$ 15,464.80
14	Small General Service	$ 1,736,389.00	$ 1,736,074.37	$ -	$ 314.63
15	General Service	$ 8,303,891.46	$ 8,299,018.49	$ -	$ 4,872.97
16	Large General Service	$ 2,160,929.80	$ 2,161,340.93	$ 411.13	$ -
17	Large Industrial Power Service	$ 1,080,390.71	$ 1,080,503.05	$ 112.34	$ -
18	Interruptible Service	$ 32,633.59	$ 32,633.59	$ -	$ 0.00
19	Economic As-Available Service	$ 88,814.34	$ 88,814.34	$ -	$ -
20	Standby and Maintenance Service	$ 95,538.22	$ 95,538.22	$ -	$ -
21	Street and Outdoor Lighting	$ 1,334,213.23	$ 1,339,422.53	$ 5,209.30	$ -
22	Total	$ 35,653,433.01	$ 35,638,513.38	$ 5,732.77	$ 20,652.40

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,821,992.68
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,807,073.05

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ 14,919.63

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of April, 2010.

ENTERGY TEXAS, INC., as Servicer

by /s/ Theodore H. Bunting, Jr.
Senior Vice President and Chief Accounting Officer

Remittance Dates:
April 22, 2010 through May 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2009 through June 29, 2010
		Remittance Dates:	April 22, 2010 through May 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,242,401.50	$ 1,235,786.95
2	Small General Service	$0.00565	per kWh	$ 118,864.80	$ 118,607.95
3	General Service	$0.00256	per kWh	$ 602,194.51	$ 601,857.88
4	Large General Service	$0.00153	per kWh	$ 164,726.70	$ 164,699.21
5	Large Industrial Power Service	$0.11132	per kW	$ 76,254.87	$ 76,254.87
6	Interruptible Service	$0.01950	per kW	$ 2,124.41	$ 2,124.41
7	Economic As-Available Service	$0.00047	per kWh	$ 13,958.48	$ 13,958.48
8	Standby and Maintenance Service	$0.01489	per kW	$ 8,130.54	$ 8,130.54
9	Street and Outdoor Lighting	$0.01813	per kWh	$ 122,100.51	$ 120,175.11
10	Total			$ 2,350,756.32	$ 2,341,595.40

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,341,595.40
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,341,595.40

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21s day of May 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
May 24, 2010 through June 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2009 through June 29, 2010
		Remittance Dates:	May 24, 2010 through June 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,420,503.28	$ 1,412,254.42
2	Small General Service	$0.00565	per kWh	$ 129,440.32	$ 129,142.74
3	General Service	$0.00256	per kWh	$ 681,876.70	$ 681,391.19
4	Large General Service	$0.00153	per kWh	$ 180,775.73	$ 180,745.88
5	Large Industrial Power Service	$0.11132	per kW	$ 77,014.33	$ 77,014.33
6	Interruptible Service	$0.01950	per kW	$ 1,882.63	$ 1,882.63
7	Economic As-Available Service	$0.00047	per kWh	$ 14,057.86	$ 14,057.86
8	Standby and Maintenance Service	$0.01489	per kW	$ 8,138.43	$ 8,138.43
9	Street and Outdoor Lighting	$0.01813	per kWh	$ 110,755.66	$ 108,931.62
10	Total			$ 2,624,444.94	$ 2,613,559.10

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,613,559.10
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,613,559.10

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of June 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
June 23, 2010 through July 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2009 through June 29, 2010
		Remittance Dates:	June 23, 2010 through July 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 2,136,703.24	$ 2,124,295.40
2	Small General Service	$0.00565	per kWh	$ 163,246.98	$ 162,871.69
3	General Service	$0.00256	per kWh	$ 795,210.97	$ 794,644.77
4	Large General Service	$0.00153	per kWh	$ 200,909.11	$ 200,875.94
5	Large Industrial Power Service	$0.11132	per kW	$ 76,851.20	$ 76,851.20
6	Interruptible Service	$0.01950	per kW	$ 2,124.90	$ 2,124.90
7	Economic As-Available Service	$0.00047	per kWh	$ 14,561.42	$ 14,561.42
8	Standby and Maintenance Service	$0.01489	per kW	$ 8,134.71	$ 8,134.71
9	Street and Outdoor Lighting	$0.01813	per kWh	$ 91,549.51	$ 90,041.78
10	Total			$ 3,489,292.04	$ 3,474,401.81

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,474,401.81
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,474,401.81

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of July 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
July 22, 2010 through August 20, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2010 through June 29, 2011
		Remittance Dates:	July 22, 2010 through August 20, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00336	per kWh	$ 2,165,330.02	$ 2,152,755.94
2	Small General Service	$0.00442	per kWh	$ 136,163.68	$ 135,850.63
3	General Service	$0.00254	per kWh	$ 855,405.99	$ 854,796.95
4	Large General Service	$0.00145	per kWh	$ 197,652.29	$ 197,619.67
5	Large Industrial Power Service	$0.11455	per kW	$ 81,161.03	$ 81,161.03
6	Interruptible Service	$0.02340	per kW	$ 2,450.26	$ 2,450.26
7	Economic As-Available Service	$0.00034	per kWh	$ 13,457.85	$ 13,457.85
8	Standby and Maintenance Service	$0.01339	per kW	$ 7,286.52	$ 7,286.52
9	Street and Outdoor Lighting	$0.01740	per kWh	$ 110,456.03	$ 108,636.94
10	Total			$ 3,569,363.67	$ 3,554,015.79

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,554,015.79
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,554,015.79

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of _August 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
August 23, 2010 through September 20, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2010 through June 29, 2011
		Remittance Dates:	August 23, 2010 through September 20, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00336	per kWh	$ 2,187,862.73	$ 2,175,157.82
2	Small General Service	$0.00442	per kWh	$ 138,380.24	$ 138,062.10
3	General Service	$0.00254	per kWh	$ 798,417.13	$ 797,848.64
4	Large General Service	$0.00145	per kWh	$ 195,822.50	$ 195,790.17
5	Large Industrial Power Service	$0.11455	per kW	$ 81,479.72	$ 81,479.72
6	Interruptible Service	$0.02340	per kW	$ 2,399.43	$ 2,399.43
7	Economic As-Available Service	$0.00034	per kWh	$ 13,298.87	$ 13,298.87
8	Standby and Maintenance Service	$0.01339	per kW	$ 7,299.93	$ 7,299.93
9	Street and Outdoor Lighting	$0.01740	per kWh	$ 110,865.22	$ 109,039.38
10	Total			$ 3,535,825.77	$ 3,520,376.06

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,520,376.06
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,520,376.06

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of September 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer